                        SUPPLEMENT DATED JULY 1, 1999 TO

                        PROSPECTUS DATED MAY 1, 1999 FOR

                       DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                         NATIONWIDE VARIABLE ACCOUNT-6

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. INFORMATION FOR THE FOLLOWING UNDERLYING MUTUAL FUNDS CONTAINED IN THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" TABLE LOCATED ON PAGES 6 THROUGH 7 OF YOUR PROSPECTUS, IS AMENDED AS FOLLOWS:


                                      UNDERLYING MUTUAL FUND ANNUAL EXPENSES
            (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND AVERAGE NET ASSETS, AFTER EXPENSE REIMBURSEMENT)
--------------------------------------------------------------------------------------------------------------------
                                                           Management       Other         12b-1      Total Mutual
                                                              Fees         Expenses       Fees      Fund Expenses
--------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                                     0.44%         0.22%          0.00%       0.66%
--------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                        0.34%         0.21%          0.00%       0.55%
--------------------------------------------------------------------------------------------------------------------

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value to calculate the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                                                            Management      Other        12b-1      Total Mutual
                                                               Fees       Expenses       Fees       Fund Expenses

--------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                                      0.50%         0.22%        0.00%        0.72%
--------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                         0.40%         0.21%        0.00%        0.61%
--------------------------------------------------------------------------------------------------------------------

2. INFORMATION FOR THE FOLLOWING UNDERLYING MUTUAL FUNDS CONTAINED IN THE "EXAMPLE" CHART LOCATED ON PAGE 8 OF YOUR PROSPECTUS, IS AMENDED AS
      FOLLOWS:

EXAMPLE

The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the standard 7 year CDSC schedule and the maximum amount of variable account charges that could be assessed to a contract (1.40%). Deductions for premium taxes are not reflected but may apply.

The summary of contract expenses and example are to help contract owners understand the expenses associated with the contract.

------------------------------------------------------------------------------------------------------------------------------
                           If you surrender your contract    If you do not surrender your   If you annuitize your contract at
                              the end of the applicable       contract at the end of the        at the end of the applicable
                                     time period                applicable time period                 time period
------------------------------------------------------------------------------------------------------------------------------
                              1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
------------------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund       85     112    141     246      22    67     114     246      *     67     114      246
------------------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund          83     108    136     234      20    63     109     234      *     63     109      234
------------------------------------------------------------------------------------------------------------------------------




                                       2